Employee benefits - Net Defined Benefit Liability (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Employee benefit liability	$ 1,519,790	$ 348,280	$ 0
Seniority premium
Disclosure of defined benefit plans [line items]
Employee benefit liability	40,453	9,270	0
Retirement plan
Disclosure of defined benefit plans [line items]
Employee benefit liability	$ 1,479,337	$ 339,010	$ 0